Equity Method Investment in Joint Ventures - Summarized financial information (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	May 07, 2024
Equity Method Investment in Joint Ventures
Net income (loss) for the year		$ (147,449)	$ 41,989
Company's share of net loss		214
Current assets	$ 56,793	56,793	62,049
Non-current assets	336,193	336,193	111,448
TOTAL ASSETS	392,986	392,986	173,497
Current liabilities	17,234	17,234	13,249
TOTAL LIABILITIES	53,212	53,212	$ 14,121
Total
Equity Method Investment in Joint Ventures
Net income (loss) for the year		393
Company's share of net loss	214	214
Current assets	23,189	23,189
Non-current assets	87,318	87,318
TOTAL ASSETS	110,507	110,507
Current liabilities	3,404	3,404
TOTAL LIABILITIES	3,404	3,404
Net assets	107,103	107,103
Company's share of joint ventures	58,907	58,907
Adjustments to the Company's share of net assets	141,990	141,990
Carrying amount of investment in joint ventures	200,897	200,897		$ 201,496
SWA Lithium
Equity Method Investment in Joint Ventures
Net income (loss) for the year		221
Company's share of net loss	121	121
Current assets	16,513	16,513
Non-current assets	44,408	44,408
TOTAL ASSETS	60,921	60,921
Current liabilities	2,146	2,146
TOTAL LIABILITIES	2,146	2,146
Net assets	58,775	58,775
Company's share of joint ventures	32,326	32,326
Adjustments to the Company's share of net assets	97,514	97,514
Carrying amount of investment in joint ventures	129,840	129,840		130,209
Texas Lithium
Equity Method Investment in Joint Ventures
Net income (loss) for the year		172
Company's share of net loss	93	93
Current assets	6,676	6,676
Non-current assets	42,910	42,910
TOTAL ASSETS	49,586	49,586
Current liabilities	1,258	1,258
TOTAL LIABILITIES	1,258	1,258
Net assets	48,328	48,328
Company's share of joint ventures	26,581	26,581
Adjustments to the Company's share of net assets	44,476	44,476
Carrying amount of investment in joint ventures	$ 71,057	$ 71,057		$ 71,287